Organization and Business Overview - Schedule of Company has Direct Interests Subsidiaries (Details)	6 Months Ended
May 31, 2026
Intelligent Joy Limited (“IJL”) [Member]
Schedule of Subsidiary of Limited Liability Company [Line Items]
Place and date of formation and acquisition	Hong Kong, October 24, 2016
Issued ordinary share capital	2,010,003
Ownership	100% owned by IGL
Principal activity	Financial PR services
Intelligent Tech Limited (“ITL”) [Member]
Schedule of Subsidiary of Limited Liability Company [Line Items]
Place and date of formation and acquisition	Hong Kong, June 16, 2018
Issued ordinary share capital	100
Ownership	100% owned by IGL
Principal activity	Financial PR services
LQ Capital Limited [Member]
Schedule of Subsidiary of Limited Liability Company [Line Items]
Place and date of formation and acquisition	Hong Kong, March 2, 2020
Issued ordinary share capital	100
Ownership	100% owned by IGL
Principal activity	Money lender’s license
ShenZhen HuiYue Technology Limited [Member]
Schedule of Subsidiary of Limited Liability Company [Line Items]
Place and date of formation and acquisition	PRC, March 30,2018
Issued ordinary share capital	1,000,000
Ownership	100% owned by IGL
Principal activity	Provision of Finance PR services and support
Hong Kong Mayflower Financial Holding Company Limited [Member]
Schedule of Subsidiary of Limited Liability Company [Line Items]
Place and date of formation and acquisition	Hong Kong, January 12, 2026
Issued ordinary share capital	10,000
Ownership	100% owned by ITL
Principal activity	Financial service activities
Hong Kong Zhiyun Fintax Limited [Member]
Schedule of Subsidiary of Limited Liability Company [Line Items]
Place and date of formation and acquisition	Hong Kong, March 9, 2026
Issued ordinary share capital	10,000
Ownership	100% owned by ITL
Principal activity	Financial service activities
Qisheng Tax Services Limited [Member]
Schedule of Subsidiary of Limited Liability Company [Line Items]
Place and date of formation and acquisition	Hong Kong, May 28, 2026
Issued ordinary share capital	10,000
Ownership	100% owned by ITL
Principal activity	Provision of financial consulting services
Intelligent Management Limited Liability Company(“IMLL”) [Member]
Schedule of Subsidiary of Limited Liability Company [Line Items]
Place and date of formation and acquisition	Kyrgyz Republic, March 31, 2026
Issued ordinary share capital	10,000
Ownership	100% owned by ITL
Principal activity	Trading business
United Planning Company Limited [Member]
Schedule of Subsidiary of Limited Liability Company [Line Items]
Place and date of formation and acquisition	Hong Kong, November 21, 2022
Issued ordinary share capital	10,000
Ownership	100% owned by Hong Kong Mayflower Financial Holding Company Limited
Principal activity	Money lender’s license
Huiyue Finance Company Limited Liability [Member]
Schedule of Subsidiary of Limited Liability Company [Line Items]
Place and date of formation and acquisition	Kyrgyz Republic, April 8, 2026
Issued ordinary share capital	875,000
Ownership	100% owned by IMLL
Principal activity	Trading and financial services activities